Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings
Schedule of borrowings

	At December 31,
	2024	2023
Non-current
Bank and financial borrowings (**)	250,150	278,147
Notes (*)	778,218	855,402
Other (***)	14,336	—
	1,042,704	1,133,549
Current
Bank and financial borrowings (**)	32,769	114,092
Notes (*)	81,845	85,535
Bank overdrafts	—	61
Other (***)	753	—
	115,367	199,688
Total Borrowings	1,158,071	1,333,237

Schedule of changes in borrowings

	2024	2023
Balances at the beginning of the year	1,333,237	1,465,437
Loans obtained	190,345	87,846
Loans repaid	(314,077)	(200,475)
Interest paid	(96,168)	(83,791)
Accrued interest for the year	103,020	90,928
Offsetting of financial assets (Note 17)	—	(15,224)
Debt renegotiation expenses capitalization	(2,467)	(110)
Translation differences and inflation adjustment	(55,819)	(11,374)
Balances at the end of the year	1,158,071	1,333,237

Schedule of maturity of borrowings

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2024 (1)	199,693	213,504	568,212	594,054	1,575,463
At December 31, 2023 (1)	294,299	239,443	569,488	711,815	1,815,045

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

Schedule of undiscounted cash flows of principal and estimated interest

	At December 31,
	2024	2023
Fair value of borrowings (2)	1,167,139	1,328,357
	1,167,139	1,328,357

(2)  Quoted prices (unadjusted) in active markets for identical liabilities included Fair Value Level 1 under IFRS 13 and valuation at quotation prices not adjusted in active markets for identical liabilities included Fair Value Level 2. There are no financial liabilities measured at fair value.

Schedule of notes

(*) Notes include the following as of December 31, 2024:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	Nov-2021	USD	246.2	Nov-2034	Fixed 6.875%	237.2
	Senior secured guarantee notes	May-2015, May-2020 (1)	USD	14.6	Nov-2032	Fixed 6.875%	10.4
	Senior secured guarantee notes	Feb-2017, May-2020 (1)	USD	212.3	Feb-2027	Fixed 6.875%	44.5
		Oct-2021	USD	208.9	Aug-2031	Fixed 8.500%	209.1
	Class 1 Series 2021 Notes	Nov-2021	USD	64.0	Aug-2031	Fixed 8.500%	61.7
	Class 4 Notes	Nov-2021	USD	62.0	Nov-2028	Fixed 9.500%	61.4
AA2000	Class 5 Notes	Feb-2022	USD (2)	138.0	Feb-2032	Fixed 5.500%	138.4
	Class 6 Notes	Feb-2022	USD (2)	36.0	Feb-2025	Fixed 2.000%	27.2
	Class 9 Notes	Aug-2022, July-2023	USD (2)	30.0	Aug-2026	Fixed 0.000%	23.1
	Class 10 Notes	July-2023	USD (2)	25.0	July-2025	Fixed 0.000%	18.5
	Class 11 Notes	Dec-2024	USD	28.8	Dec-2026	Fixed 5.500%	28.6
Total							860.1

(1)	A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)	These notes are dollar-linked, denominated in U.S. dollars but issued and payable in Argentine pesos

(*) Notes include the following as of December 31, 2023:

Company	Note	Issuance	Currency	Nominal value (in millions of USD)	Maturity	Interest rate	Outstanding (in millions of USD)
ACI	Senior secured guarantee notes	Nov-2021	USD	246.2	Nov-2034	Fixed 6.875%	235.9
	Senior secured guarantee notes	May-2015, May-2020 (1)	USD	14.6	Nov-2032	Fixed 6.875%	11.4
CAI	Secured notes	Jan-2020	EUR	71.8	Dec-2024	Fixed 4.556%	67.7
	Senior secured guarantee notes	Feb-2017, May-2020 (1)	USD	212.3	Feb-2027	Fixed 6.875%	67.8
		Oct-2021	USD	208.9	Aug-2031	Fixed 8.500%	208.6
	Class 1 Series 2021 Notes	Nov-2021	USD	64.0	Aug-2031	Fixed 8.500%	61.2
AA2000	Class 4 Notes	Nov-2021	USD	62.0	Nov-2028	Fixed 9.500%	60.7
	Class 5 Notes	Feb-2022	USD (2)	138.0	Feb-2032	Fixed 5.500%	138.3
	Class 6 Notes	Feb-2022	USD (2)	36.0	Feb-2025	Fixed 2.000%	34.4
	Class 9 Notes	Aug-2022, July-2023	USD (2)	30.0	Aug-2026	Fixed 0.000%	30.4
	Class 10 Notes	July-2023	USD (2)	25.0	July-2025	Fixed 0.000%	24.5
Total							940.9

(1)A partial exchange of the notes initially issued was performed during 2020 and 2021, which is detailed below
(2)These notes are dollar-linked, denominated in U.S. dollars but issued and payable in Argentine pesos

Schedule of significant bank and financial borrowings

(**) As of December 31, 2024, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(1)
ICAB	BNDES	R$	Dec-2033	Variable	TJLP(2) plus spread	157.7	A
TAGSA	Banco Guayaquil SA	USD	Feb-2026	Variable	T.R.E.(3) plus spread	2.4	D
	Banco Bolivariano CA	USD	Dec-2025	Variable	T.R.E.(3) plus spread	1.8	D
	Scotiabank Uruguay	USD	Feb-2026	Fixed	4.30%	0.3	D
TCU	Santander Uruguay	USD	Nov-2027	Fixed	5.37%	0.7	D
	Santander Uruguay	USD	Jan-2028	Fixed	5.37%	0.8	D
Toscana Aeroporti S.p.A.	Intesa Sanpaolo, UniCredit , BPM, BNP and Cassa Depositi e Prestiti	EUR	Jun-2030	Variable	Euribor plus spread	90.7	A
AA2000	ICBC Dubai	USD	Oct-2025	Variable	SOFR plus spread	10.2	B
CAISA	Santander Uruguay	USD	Apr-2027	Fixed	5.10%	3.9	B
	Banco Itaú	USD	Apr-2027	Fixed	3.80%	3.9
	Santander Uruguay	USD	Apr-2029	Variable	SOFR plus spread	4.0	D
PDS	Banco de la República Oriental del Uruguay	USD	Mar-2028	Variable	5.15%	6.5	C
Total						282.9

As of December 31, 2023, significant bank and financial borrowings include the following:

						Outstanding
						(In millions
Company	Lender	Currency	Maturity	Interest Rate		of USD)	Capitalization(1)
	BNDES	R$	Sept-2032	Variable	TJLP(2) plus spread	6.6
ICASGA	BNDES	R$	June-2032	Variable	T.R. plus spread plus IPCA	1.8	A
	BNDES	R$	Sept-2032	Variable	T.R. plus spread plus IPCA	4.9
	BNDES	R$	July-2032	Variable	T.R. plus spread plus IPCA	2.3
ICAB	BNDES	R$	Dec-2033	Variable	TJLP(2) plus spread	213.9	A
	Banco Guayaquil SA	USD	Feb-2026	Variable	T.R.E.(3) plus spread	4.2	D
	Banco Guayaquil SA (4)	USD	Dec-2025	Variable	T.R.E.(3) plus spread	1.4	D
TAGSA	Banco Bolivariano CA	USD	Dec-2025	Variable	T.R.E.(3) plus spread	3.6	D
	Banco Bolivariano CA	USD	Nov-2024	Variable	T.R.E.(3) plus spread	1.8	D
	Scotiabank Uruguay	USD	Oct-2024	Fixed	4.30%	0.4	D
TCU	Scotiabank Uruguay	USD	Feb-2026	Fixed	4.30%	0.6	D
	Santander Uruguay	USD	Nov-2027	Fixed	5.37%	1.0	D
	Santander Uruguay	USD	Jan-2028	Fixed	5.37%	1.0	D
	Banco de Innovación de Infraestructuras y Desarrollo	EUR	Sept-2027	Variable	Euribor 6 month plus spread	13.0	D
	Unicredit	EUR	Mar-2024	Variable	Euribor 3 month plus spread	9.4	D
TA	ISP-SACE	EUR	Sept-2026	Variable	Euribor 3 month plus spread	60.5	D
	BPM	EUR	June-2024	Variable	Euribor 3 month plus spread	0.1	D
	BPM	EUR	Feb-2024	Variable	Euribor 3 month plus spread	4.0	D
	MPS Servicio capital	EUR	Mar-2024	Variable	Euribor 6 month plus spread	12.3	D
	Banca Intesa San Paolo	EUR	Jan-2024	Fixed	6.10%	12.2	D
AIA	Ameriabank C.J.S.C.	EUR	Dec-2024	Fixed	6.00%	13.2	B
	Banco de la Provincia de Buenos Aires	USD	July-2024	Fixed	7.00%	0.3	D
	Onshore renegotiation – ICBC	USD	Nov-2024	Fixed	8.50%	9.0	A
AA2000	ICBC Dubai	USD	Oct-2025	Variable	SOFR plus spread	10.2	B
	ICBC	USD	Jan-2024	Fixed	15.50%	0.5	D
	ICBC	USD	Dec-2024	Fixed	15.50%	0.1	D
CAISA	Santander Uruguay	USD	Apr-2027	Fixed	5.10%	5.5
	Banco Itaú	USD	Apr-2027	Fixed	3.80%	5.5	B
PDS	Banco de la República Oriental del Uruguay	USD	Mar-2028	Variable	6.14%	8.5	C
Total(5)						407.8

(1) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

ARS - Argentine Pesos.

R$ - Brazilian Reales.

(2) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate).

IPCA: corresponds to the Brazilian Consumer Price index.

(3) T.R.E - Tasa Referencial Ecuador (Ecuadorian reference interest rate).

(4) TAGSA prepaid the loan on December 13, 2024.

(5) The total outstanding amount includes the financial debt of ICASGA with BNDES which, as disclosed in Note 17, is shown in the Consolidated statement of financial position net of guarantee deposits. Therefore, the net amount of Bank and financial borrowings amounts to USD 392.2 million. As mentioned in Note 26.b, on December 31, 2023, ICASGA was absorbed by ACIB, therefore the financial debts of ICASGA were transferred to ACIB. Additionally, on January 15, 2024, the outstanding financial debt owing to BNDES for a total amount of R$ 75.9 million (equivalent to USD 15.7 million) was prepaid, after which the related guarantees were released.